ORGANIZATION AND BUSINESS DESCRIPTION - Holding companies (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2034	Mar. 31, 2034	Mar. 31, 2024
ORGANIZATION AND BUSINESS DESCRIPTION
Due from related parties					$ 2,197
Deferred initial public offering costs	$ 153,987				118,103
Property and equipment, net	44,560				54,486
Due to related parties	$ 562,644				$ 417,557
Other Liability, Current, Related Party [Extensible Enumeration]	Related party		Related party	Related party	Related party
Taxes payable	$ 3,110,014				$ 2,579,976
Revenue	34,094,368	$ 26,497,821
Operating expenses	1,244,321	560,939
Net loss	1,927,195	2,471,757
Consolidated Entity, Excluding VIE
ORGANIZATION AND BUSINESS DESCRIPTION
Cash	6,271
Due from related parties	21,318
Deferred initial public offering costs	14,981
Property and equipment, net	1,513
Due to related parties	$ 417,586
Other Liability, Current, Related Party [Extensible Enumeration]	Related party
Taxes payable	$ 120
Other payable and accrued liabilities	66,337
Revenue	0
Operating expenses	262,606
Net loss	(262,606)
Financial support	0	$ 0
Service fee amount	0
Consulting fee receivables	$ 6,500,000				$ 4,600,000